UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Event Driven
Opportunities Fund
Class A
Class T
Class C
Institutional Class

January 31, 2014

1.9585371.100

AEDO-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 33.1%
Auto Components - 2.2%
Allison Transmission Holdings, Inc.	1,908	$ 54,817
Lear Corp.	701	50,703
		105,520
Diversified Consumer Services - 3.4%
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	1,714	55,345
DeVry, Inc.	1,405	50,777
Sotheby's Class A (Ltd. vtg.)	1,109	53,143
		159,265
Hotels, Restaurants & Leisure - 2.6%
Bravo Brio Restaurant Group, Inc. (a)	4,727	70,621
Darden Restaurants, Inc.	1,060	52,406
		123,027
Internet & Catalog Retail - 1.1%
FTD Companies, Inc. (a)	1,717	53,227
Media - 2.2%
Liberty Media Corp. Class A (a)	396	52,110
News Corp. Class A (a)	3,294	52,572
		104,682
Multiline Retail - 1.3%
Big Lots, Inc. (a)	2,247	60,197
Specialty Retail - 20.3%
Abercrombie & Fitch Co. Class A	2,810	99,418
Chico's FAS, Inc.	5,805	96,363
CST Brands, Inc.	1,690	53,962
Destination XL Group, Inc. (a)	17,526	94,290
Groupe FNAC SA (a)	6,165	191,239
Murphy U.S.A., Inc.	2,717	105,257
Office Depot, Inc. (a)	38,708	189,282
Outerwall, Inc. (a)	1,124	72,284
Signet Jewelers Ltd.	710	56,481
		958,576
TOTAL CONSUMER DISCRETIONARY		1,564,494
CONSUMER STAPLES - 4.5%
Beverages - 1.1%
Crimson Wine Group Ltd. (a)	6,438	52,856
Food Products - 3.4%
Dean Foods Co. (a)	3,435	54,273
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods Group, Inc.	1,002	$ 52,455
WhiteWave Foods Co. (a)	2,230	53,988
		160,716
TOTAL CONSUMER STAPLES		213,572
ENERGY - 5.7%
Energy Equipment & Services - 2.2%
Era Group, Inc. (a)	1,765	51,697
Oil States International, Inc. (a)	573	53,833
		105,530
Oil, Gas & Consumable Fuels - 3.5%
Alpha Natural Resources, Inc. (a)	9,958	56,561
QEP Resources, Inc.	1,721	53,162
The Williams Companies, Inc.	1,370	55,471
		165,194
TOTAL ENERGY		270,724
FINANCIALS - 12.6%
Commercial Banks - 1.1%
First Horizon National Corp.	4,504	52,967
Consumer Finance - 1.2%
Encore Capital Group, Inc. (a)	1,230	58,536
Diversified Financial Services - 1.1%
MSCI, Inc. Class A (a)	1,259	53,784
Insurance - 1.2%
Fidelity National Financial, Inc. Class A	1,766	55,700
Real Estate Investment Trusts - 4.5%
Ashford Hospitality Prime, Inc.	3,239	53,444
CommonWealth REIT	4,108	100,975
New Residential Investment Corp.	9,230	58,611
		213,030
Thrifts & Mortgage Finance - 3.5%
Fannie Mae (a)	17,744	55,539
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Fox Chase Bancorp, Inc.	3,077	$ 52,647
Freddie Mac (a)	18,160	54,843
		163,029
TOTAL FINANCIALS		597,046
HEALTH CARE - 4.3%
Pharmaceuticals - 4.3%
AbbVie, Inc.	2,020	99,445
Mallinckrodt PLC (a)	892	51,584
Zoetis, Inc. Class A	1,688	51,248
		202,277
INDUSTRIALS - 12.2%
Aerospace & Defense - 1.2%
Engility Holdings, Inc. (a)	1,415	54,209
Air Freight & Logistics - 1.1%
Pacer International, Inc. (a)	5,977	52,657
Building Products - 1.2%
Allegion PLC (a)	1,134	55,963
Commercial Services & Supplies - 4.3%
ADT Corp.	1,863	55,965
Progressive Waste Solution Ltd. (Canada)	4,166	95,757
R.R. Donnelley & Sons Co.	2,909	53,729
		205,451
Electrical Equipment - 1.1%
OSRAM Licht AG (a)	875	51,270
Machinery - 3.3%
Hyster-Yale Materials Handling Class A	601	51,542
SPX Corp.	533	53,071
Valmet Corp.	6,000	50,617
		155,230
TOTAL INDUSTRIALS		574,780
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 4.6%
EMCORE Corp. (a)	10,881	52,990
JDS Uniphase Corp. (a)	4,580	60,868
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	1,920	$ 51,091
Riverbed Technology, Inc. (a)	2,670	52,652
		217,601
Computers & Peripherals - 4.1%
Gaming & Leisure Properties	1,571	54,514
Lexmark International, Inc. Class A	1,696	66,466
Quantum Corp. (a)	56,317	70,396
		191,376
IT Services - 4.3%
Recall Holdings Ltd. (a)	39,305	152,593
Science Applications International Corp.	1,420	52,554
		205,147
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc. (a)	15,667	53,738
Tessera Technologies, Inc.	10,060	199,690
TriQuint Semiconductor, Inc. (a)	6,183	51,319
		304,747
Software - 2.6%
Compuware Corp.	5,198	52,708
Comverse, Inc. (a)	1,941	69,954
		122,662
TOTAL INFORMATION TECHNOLOGY		1,041,533
MATERIALS - 4.5%
Chemicals - 3.4%
Air Products & Chemicals, Inc.	512	53,832
Ashland, Inc.	558	51,788
Calgon Carbon Corp. (a)	2,652	53,862
		159,482
Containers & Packaging - 1.1%
Orora Ltd. (a)	49,865	55,188
TOTAL MATERIALS		214,670
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
TW Telecom, Inc. (a)	1,759	$ 51,820
TOTAL COMMON STOCKS (Cost $4,802,952)		4,730,916
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,802,952)		4,730,916
NET OTHER ASSETS (LIABILITIES) - 0.0%		540
NET ASSETS - 100%		$ 4,731,456
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,564,494	$ 1,564,494	$ -	$ -
Consumer Staples	213,572	213,572	-	-
Energy	270,724	270,724	-	-
Financials	597,046	597,046	-	-
Health Care	202,277	202,277	-	-
Industrials	574,780	574,780	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 1,041,533	$ 888,940	$ 152,593	$ -
Materials	214,670	159,482	55,188	-
Telecommunication Services	51,820	51,820	-	-
Total Investments in Securities:	$ 4,730,916	$ 4,523,135	$ 207,781	$ -
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $4,807,458. Net unrealized depreciation aggregated $76,542, of which $132,850 related to appreciated investment securities and $209,392 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Event Driven
Opportunities Fund

January 31, 2014

1.9585361.100

EDO-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 32.0%
Auto Components - 2.3%
Allison Transmission Holdings, Inc.	11,749	$ 337,549
Lear Corp.	4,251	307,475
		645,024
Diversified Consumer Services - 3.3%
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	10,294	332,393
DeVry, Inc.	8,505	307,371
Sotheby's Class A (Ltd. vtg.)	6,529	312,870
		952,634
Hotels, Restaurants & Leisure - 2.6%
Bravo Brio Restaurant Group, Inc. (a)	28,477	425,446
Darden Restaurants, Inc.	6,300	311,472
		736,918
Internet & Catalog Retail - 1.1%
FTD Companies, Inc. (a)	10,297	319,207
Media - 2.2%
Liberty Media Corp. Class A (a)	2,346	308,710
News Corp. Class A (a)	19,705	314,492
		623,202
Multiline Retail - 0.3%
Big Lots, Inc. (a)	2,716	72,762
Specialty Retail - 20.2%
Abercrombie & Fitch Co. Class A	16,820	595,092
Chico's FAS, Inc.	34,605	574,443
CST Brands, Inc.	10,290	328,560
Destination XL Group, Inc. (a)	104,636	562,942
Groupe FNAC SA (a)	36,965	1,146,658
Murphy U.S.A., Inc.	16,376	634,406
Office Depot, Inc. (a)	231,097	1,130,064
Outerwall, Inc. (a)	6,805	437,630
Signet Jewelers Ltd.	4,300	342,065
		5,751,860
TOTAL CONSUMER DISCRETIONARY		9,101,607
CONSUMER STAPLES - 4.5%
Beverages - 1.1%
Crimson Wine Group Ltd. (a)	38,437	315,568
Food Products - 3.4%
Dean Foods Co. (a)	20,504	323,963
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods Group, Inc.	5,972	$ 312,634
WhiteWave Foods Co. (a)	13,759	333,105
		969,702
TOTAL CONSUMER STAPLES		1,285,270
ENERGY - 5.7%
Energy Equipment & Services - 2.2%
Era Group, Inc. (a)	10,545	308,863
Oil States International, Inc. (a)	3,463	325,349
		634,212
Oil, Gas & Consumable Fuels - 3.5%
Alpha Natural Resources, Inc. (a)	59,468	337,778
QEP Resources, Inc.	10,300	318,167
The Williams Companies, Inc.	8,180	331,208
		987,153
TOTAL ENERGY		1,621,365
FINANCIALS - 12.6%
Commercial Banks - 1.1%
First Horizon National Corp.	26,894	316,273
Consumer Finance - 1.3%
Encore Capital Group, Inc. (a)	7,359	350,215
Diversified Financial Services - 1.1%
MSCI, Inc. Class A (a)	7,509	320,784
Insurance - 1.2%
Fidelity National Financial, Inc. Class A	10,596	334,198
Real Estate Investment Trusts - 4.5%
Ashford Hospitality Prime, Inc.	19,379	319,754
CommonWealth REIT	24,488	601,915
New Residential Investment Corp.	55,592	353,009
		1,274,678
Thrifts & Mortgage Finance - 3.4%
Fannie Mae (a)	105,910	331,498
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Fox Chase Bancorp, Inc.	18,347	$ 313,917
Freddie Mac (a)	108,439	327,486
		972,901
TOTAL FINANCIALS		3,569,049
HEALTH CARE - 4.3%
Pharmaceuticals - 4.3%
AbbVie, Inc.	12,110	596,175
Mallinckrodt PLC (a)	5,392	311,819
Zoetis, Inc. Class A	10,068	305,664
		1,213,658
INDUSTRIALS - 12.2%
Aerospace & Defense - 1.1%
Engility Holdings, Inc. (a)	8,455	323,911
Air Freight & Logistics - 1.1%
Pacer International, Inc. (a)	35,667	314,226
Building Products - 1.2%
Allegion PLC (a)	6,754	333,310
Commercial Services & Supplies - 4.4%
ADT Corp.	11,214	336,869
Progressive Waste Solution Ltd. (Canada)	24,984	574,267
R.R. Donnelley & Sons Co.	17,718	327,251
		1,238,387
Electrical Equipment - 1.1%
OSRAM Licht AG (a)	5,383	315,413
Machinery - 3.3%
Hyster-Yale Materials Handling Class A	3,671	314,825
SPX Corp.	3,323	330,871
Valmet Corp.	35,800	302,013
		947,709
TOTAL INDUSTRIALS		3,472,956
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 4.6%
EMCORE Corp. (a)	64,980	316,453
JDS Uniphase Corp. (a)	27,700	368,133
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	11,500	$ 306,015
Riverbed Technology, Inc. (a)	15,900	313,548
		1,304,149
Computers & Peripherals - 4.0%
Gaming & Leisure Properties	9,081	315,111
Lexmark International, Inc. Class A	9,855	386,217
Quantum Corp. (a)	334,578	418,223
		1,119,551
IT Services - 4.3%
Recall Holdings Ltd. (a)	236,314	917,435
Science Applications International Corp.	8,449	312,697
		1,230,132
Semiconductors & Semiconductor Equipment - 6.5%
Advanced Micro Devices, Inc. (a)	94,245	323,260
Tessera Technologies, Inc.	61,304	1,216,886
TriQuint Semiconductor, Inc. (a)	37,783	313,599
		1,853,745
Software - 2.6%
Compuware Corp.	31,056	314,908
Comverse, Inc. (a)	11,641	419,542
		734,450
TOTAL INFORMATION TECHNOLOGY		6,242,027
MATERIALS - 4.4%
Chemicals - 3.3%
Air Products & Chemicals, Inc.	2,912	306,168
Ashland, Inc.	3,288	305,159
Calgon Carbon Corp. (a)	15,822	321,345
		932,672
Containers & Packaging - 1.1%
Orora Ltd. (a)	293,298	324,607
TOTAL MATERIALS		1,257,279
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
TW Telecom, Inc. (a)	10,539	$ 310,479
TOTAL COMMON STOCKS (Cost $28,610,675)		28,073,690
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 0.10% (b) (Cost $194,340)	194,340	194,340
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $28,805,015)		28,268,030
NET OTHER ASSETS (LIABILITIES) - 0.5%		156,207
NET ASSETS - 100%		$ 28,424,237
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 196
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,101,607	$ 9,101,607	$ -	$ -
Consumer Staples	1,285,270	1,285,270	-	-
Energy	1,621,365	1,621,365	-	-
Financials	3,569,049	3,569,049	-	-
Health Care	1,213,658	1,213,658	-	-
Industrials	3,472,956	3,472,956	-	-
Information Technology	6,242,027	5,324,592	917,435	-
Materials	1,257,279	932,672	324,607	-
Telecommunication Services	310,479	310,479	-	-
Money Market Funds	194,340	194,340	-	-
Total Investments in Securities:	$ 28,268,030	$ 27,025,988	$ 1,242,042	$ -
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $28,858,207. Net unrealized depreciation aggregated $590,177, of which $681,658 related to appreciated investment securities and $1,271,835 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Stock Fund

January 31, 2014

1.813034.109

LCS-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.1%
The Goodyear Tire & Rubber Co.	133,831	$ 3,166
Automobiles - 0.2%
Tesla Motors, Inc. (a)	30,600	5,551
Distributors - 0.2%
LKQ Corp. (a)	150,900	4,085
Diversified Consumer Services - 0.4%
H&R Block, Inc.	291,283	8,855
Hotels, Restaurants & Leisure - 0.9%
McDonald's Corp.	67,400	6,347
Wyndham Worldwide Corp.	46,900	3,327
Yum! Brands, Inc.	192,588	12,932
		22,606
Leisure Equipment & Products - 0.2%
Mattel, Inc.	80,965	3,064
NJOY, Inc. (a)(e)	195,178	1,577
		4,641
Media - 2.6%
Comcast Corp. Class A (special) (non-vtg.)	690,213	36,133
Discovery Communications, Inc. Class A (a)	10,223	816
Time Warner, Inc.	422,441	26,542
		63,491
Multiline Retail - 1.7%
Kohl's Corp.	38,800	1,964
Target Corp.	726,619	41,156
		43,120
Specialty Retail - 1.5%
Lowe's Companies, Inc.	658,270	30,471
PetSmart, Inc.	50,000	3,150
Staples, Inc.	282,375	3,716
		37,337
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	27,300	1,307
Li & Fung Ltd.	1,122,000	1,561
		2,868
TOTAL CONSUMER DISCRETIONARY		195,720
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 9.5%
Beverages - 2.5%
Diageo PLC	301,890	$ 8,953
Molson Coors Brewing Co. Class B	27,300	1,437
Monster Beverage Corp. (a)	58,314	3,960
PepsiCo, Inc.	154,256	12,396
Pernod Ricard SA	29,400	3,158
Remy Cointreau SA	46,529	3,475
SABMiller PLC	131,218	5,910
The Coca-Cola Co.	570,575	21,579
		60,868
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	149,289	10,110
Sysco Corp.	39,258	1,377
Walgreen Co.	458,095	26,272
		37,759
Food Products - 1.0%
Danone SA	72,397	4,780
Kellogg Co.	249,133	14,445
Mead Johnson Nutrition Co. Class A	24,800	1,907
Raisio Group PLC (V Shares)	155,000	941
Unilever NV (Certificaten Van Aandelen) (Bearer)	65,900	2,459
		24,532
Household Products - 1.7%
Kimberly-Clark Corp.	62,514	6,837
Procter & Gamble Co.	461,768	35,381
		42,218
Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A	31,800	2,708
Tobacco - 2.7%
British American Tobacco PLC sponsored ADR	303,509	29,134
Lorillard, Inc.	446,110	21,958
Philip Morris International, Inc.	214,832	16,787
		67,879
TOTAL CONSUMER STAPLES		235,964
ENERGY - 11.1%
Energy Equipment & Services - 2.3%
Cameron International Corp. (a)	199,875	11,987
Dresser-Rand Group, Inc. (a)	100,048	5,703
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Ensco PLC Class A	103,550	$ 5,216
Halliburton Co.	238,635	11,696
Helmerich & Payne, Inc.	56,670	4,989
National Oilwell Varco, Inc.	69,918	5,245
Schlumberger Ltd.	132,645	11,616
		56,452
Oil, Gas & Consumable Fuels - 8.8%
Amyris, Inc. (a)(d)	1,335,161	5,648
Apache Corp.	281,740	22,612
BG Group PLC	868,791	14,596
BP PLC sponsored ADR	78,199	3,667
Canadian Natural Resources Ltd.	694,700	22,779
Chevron Corp.	402,757	44,960
Eni SpA	89,500	2,032
Exxon Mobil Corp.	159,552	14,704
Imperial Oil Ltd.	213,700	8,740
Occidental Petroleum Corp.	395,425	34,627
Peabody Energy Corp.	224,868	3,834
Royal Dutch Shell PLC Class A (United Kingdom)	103,442	3,583
Suncor Energy, Inc.	620,000	20,369
The Williams Companies, Inc.	384,025	15,549
		217,700
TOTAL ENERGY		274,152
FINANCIALS - 19.4%
Capital Markets - 3.0%
Charles Schwab Corp.	748,786	18,585
KKR & Co. LP	144,558	3,485
Morgan Stanley	819,797	24,192
Northern Trust Corp.	187,206	11,274
State Street Corp.	249,042	16,673
		74,209
Commercial Banks - 4.3%
CIT Group, Inc.	151,595	7,057
Comerica, Inc.	99,226	4,545
Erste Group Bank AG	83,412	3,038
PNC Financial Services Group, Inc.	129,220	10,322
Standard Chartered PLC (United Kingdom)	995,891	20,301
SunTrust Banks, Inc.	178,592	6,611
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	427,885	$ 17,000
Wells Fargo & Co.	842,450	38,197
		107,071
Consumer Finance - 0.1%
SLM Corp.	51,017	1,161
Springleaf Holdings, Inc.	78,450	1,880
		3,041
Diversified Financial Services - 7.8%
Bank of America Corp.	2,570,650	43,058
Citigroup, Inc.	1,077,758	51,118
JPMorgan Chase & Co.	1,601,371	88,649
KKR Financial Holdings LLC	596,975	7,223
KKR Renaissance Co-Invest LP unit (e)	20,500	2,061
		192,109
Insurance - 2.9%
AIA Group Ltd.	41,800	192
American International Group, Inc.	278,843	13,373
Genworth Financial, Inc. Class A (a)	812,849	11,990
Lincoln National Corp.	262,864	12,625
MetLife, Inc.	631,010	30,951
Prudential Financial, Inc.	29,034	2,450
		71,581
Thrifts & Mortgage Finance - 1.3%
MGIC Investment Corp. (a)	827,992	7,030
Radian Group, Inc. (d)	1,732,590	25,781
		32,811
TOTAL FINANCIALS		480,822
HEALTH CARE - 15.7%
Biotechnology - 3.4%
Aegerion Pharmaceuticals, Inc. (a)	70,500	4,229
Amgen, Inc.	182,603	21,721
Clovis Oncology, Inc. (a)	123,400	8,025
Discovery Laboratories, Inc. (a)	545,986	1,228
Gentium SpA sponsored ADR (a)	196,622	11,194
Insmed, Inc. (a)	88,144	1,800
Intercept Pharmaceuticals, Inc. (a)	94,277	28,366
MEI Pharma, Inc. (a)	409,634	3,466
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Synageva BioPharma Corp. (a)	18,256	$ 1,654
XOMA Corp. (a)	306,200	2,379
		84,062
Health Care Equipment & Supplies - 4.0%
Abbott Laboratories	115,575	4,237
Accuray, Inc. (a)	484,599	5,161
Alere, Inc. (a)	842,062	31,914
Align Technology, Inc. (a)	86,695	5,151
Boston Scientific Corp. (a)	1,353,614	18,314
Edwards Lifesciences Corp. (a)	60,200	3,920
Intuitive Surgical, Inc. (a)	26,400	10,760
NxStage Medical, Inc. (a)	138,702	1,796
St. Jude Medical, Inc.	144,200	8,757
Stryker Corp.	18,300	1,420
Volcano Corp. (a)	146,356	3,072
Zimmer Holdings, Inc.	36,500	3,430
		97,932
Health Care Providers & Services - 3.4%
Aetna, Inc.	164,066	11,211
Catamaran Corp. (a)	112,200	5,459
Express Scripts Holding Co. (a)	183,465	13,703
McKesson Corp.	108,704	18,959
Quest Diagnostics, Inc.	180,545	9,479
UnitedHealth Group, Inc.	280,092	20,245
WellPoint, Inc.	74,457	6,403
		85,459
Health Care Technology - 0.2%
MedAssets, Inc. (a)	257,609	5,678
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)(d)	66,505	10,109
QIAGEN NV (a)	199,605	4,415
Thermo Fisher Scientific, Inc.	17,900	2,061
		16,585
Pharmaceuticals - 4.0%
Actavis PLC (a)	47,513	8,979
Cardiome Pharma Corp. (a)	101,445	725
Endo Health Solutions, Inc. (a)(d)	80,960	5,334
GlaxoSmithKline PLC sponsored ADR	263,211	13,566
Jazz Pharmaceuticals PLC (a)	25,993	3,942
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	122,010	$ 10,794
Merck & Co., Inc.	565,846	29,973
Novartis AG sponsored ADR	68,789	5,439
Orexo AB (a)	62,700	1,660
Sanofi SA	11,474	1,122
Teva Pharmaceutical Industries Ltd. sponsored ADR	306,803	13,693
XenoPort, Inc. (a)	662,317	3,808
		99,035
TOTAL HEALTH CARE		388,751
INDUSTRIALS - 9.8%
Aerospace & Defense - 1.2%
Honeywell International, Inc.	67,720	6,178
KEYW Holding Corp. (a)	194,518	3,112
The Boeing Co.	145,537	18,230
United Technologies Corp.	25,878	2,951
		30,471
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	107,542	6,296
United Parcel Service, Inc. Class B	198,675	18,920
		25,216
Commercial Services & Supplies - 0.0%
ADT Corp.	32,500	976
Construction & Engineering - 0.1%
MasTec, Inc. (a)	58,483	2,102
Electrical Equipment - 0.7%
AMETEK, Inc.	108,870	5,380
Hubbell, Inc. Class B	28,500	3,327
Roper Industries, Inc.	35,565	4,881
Schneider Electric SA	49,600	4,006
		17,594
Industrial Conglomerates - 2.8%
Danaher Corp.	147,092	10,942
General Electric Co.	2,314,003	58,151
		69,093
Machinery - 1.1%
Caterpillar, Inc.	71,167	6,683
Cummins, Inc.	26,723	3,393
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand PLC	256,471	$ 15,078
Valmont Industries, Inc.	9,204	1,347
		26,501
Professional Services - 0.8%
Acacia Research Corp. (d)	524,013	7,242
Bureau Veritas SA	111,991	2,914
Michael Page International PLC	459,544	3,363
Towers Watson & Co.	13,900	1,625
Verisk Analytics, Inc. (a)	64,330	4,108
		19,252
Road & Rail - 1.9%
CSX Corp.	913,199	24,574
Hertz Global Holdings, Inc. (a)	220,500	5,737
J.B. Hunt Transport Services, Inc.	83,000	6,229
Norfolk Southern Corp.	102,242	9,467
		46,007
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	81,349	3,074
WESCO International, Inc. (a)	24,588	2,040
		5,114
TOTAL INDUSTRIALS		242,326
INFORMATION TECHNOLOGY - 21.2%
Communications Equipment - 2.3%
Cisco Systems, Inc.	1,781,961	39,043
QUALCOMM, Inc.	224,750	16,681
		55,724
Computers & Peripherals - 4.0%
Apple, Inc.	166,747	83,474
EMC Corp.	561,597	13,613
NCR Corp. (a)	42,750	1,504
		98,591
Internet Software & Services - 3.5%
eBay, Inc. (a)	53,100	2,825
Facebook, Inc. Class A (a)	95,850	5,997
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (a)	55,987	$ 66,119
Yahoo!, Inc. (a)	351,450	12,659
		87,600
IT Services - 4.9%
Accenture PLC Class A	29,000	2,317
Cognizant Technology Solutions Corp. Class A (a)	175,608	17,020
Fidelity National Information Services, Inc.	128,576	6,519
Gartner, Inc. Class A (a)	51,067	3,592
IBM Corp.	49,569	8,758
MasterCard, Inc. Class A	337,000	25,504
Paychex, Inc.	433,539	18,131
The Western Union Co.	397,565	6,123
Unisys Corp. (a)	254,595	8,725
Visa, Inc. Class A	119,170	25,673
		122,362
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	726,221	12,215
Broadcom Corp. Class A	721,560	21,474
Lam Research Corp. (a)	136,466	6,907
		40,596
Software - 4.9%
Adobe Systems, Inc. (a)	129,390	7,659
Autodesk, Inc. (a)	304,769	15,619
Citrix Systems, Inc. (a)	60,204	3,255
Concur Technologies, Inc. (a)	48,826	5,925
Interactive Intelligence Group, Inc. (a)	13,289	1,009
Microsoft Corp.	1,720,096	65,106
Oracle Corp.	289,839	10,695
Parametric Technology Corp. (a)	105,896	3,778
salesforce.com, Inc. (a)	67,000	4,056
VMware, Inc. Class A (a)	47,465	4,278
Workday, Inc. Class A (a)	6,300	564
		121,944
TOTAL INFORMATION TECHNOLOGY		526,817
MATERIALS - 2.3%
Chemicals - 1.8%
Airgas, Inc.	64,263	6,635
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Chemtura Corp. (a)	104,713	$ 2,626
E.I. du Pont de Nemours & Co.	96,238	5,871
Intrepid Potash, Inc. (a)	189,905	2,792
Johnson Matthey PLC	41,100	2,183
Monsanto Co.	170,883	18,208
Potash Corp. of Saskatchewan, Inc.	139,200	4,364
Syngenta AG (Switzerland)	9,124	3,226
		45,905
Construction Materials - 0.1%
Imerys SA	17,217	1,403
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	109,200	3,539
Walter Energy, Inc. (d)	588,500	6,685
		10,224
TOTAL MATERIALS		57,532
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	573,873	27,557
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC sponsored ADR	90,591	3,357
TOTAL TELECOMMUNICATION SERVICES		30,914
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC (d)	110,500	1,528
TOTAL COMMON STOCKS (Cost $1,928,781)		2,434,526
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
NJOY, Inc. Series C (e) (Cost $399)	49,302	398
Convertible Bonds - 0.1%
	Principal Amount (000s)	Value (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
3% 2/27/17	$ 395	$ 342
5% 10/15/18 (e)	900	774
TOTAL CONVERTIBLE BONDS (Cost $1,295)		1,116
Money Market Funds - 3.3%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	52,644,819	52,645
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	29,928,708	29,929
TOTAL MONEY MARKET FUNDS (Cost $82,574)		82,574
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $2,013,049)		2,518,614
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(38,469)
NET ASSETS - 100%		$ 2,480,145
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,810,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 5% 10/15/18	10/16/13	$ 900
KKR Renaissance Co-Invest LP unit	7/25/13	$ 2,163
NJOY, Inc.	9/11/13 - 10/24/13	$ 1,577
NJOY, Inc. Series C	6/7/13	$ 399
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 25
Fidelity Securities Lending Cash Central Fund	241
Total	$ 266
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 196,118	$ 194,143	$ -	$ 1,975
Consumer Staples	235,964	219,772	16,192	-
Energy	274,152	268,537	5,615	-
Financials	480,822	478,761	-	2,061
Health Care	388,751	387,629	1,122	-
Industrials	242,326	242,326	-	-
Information Technology	526,817	526,817	-	-
Materials	57,532	54,306	3,226	-
Telecommunication Services	30,914	30,914	-	-
Utilities	1,528	1,528	-	-
Corporate Bonds	1,116	-	1,116	-
Money Market Funds	82,574	82,574	-	-
Total Investments in Securities:	$ 2,518,614	$ 2,487,307	$ 27,271	$ 4,036
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $2,019,734,000. Net unrealized appreciation aggregated $498,880,000, of which $551,949,000 related to appreciated investment securities and $53,069,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Stock Fund

January 31, 2014

1.813018.109

MCS-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.8%
Auto Components - 0.4%
Tenneco, Inc. (a)	550,000	$ 31,262
Automobiles - 2.2%
Tesla Motors, Inc. (a)(d)	1,004,236	182,172
Distributors - 0.4%
Pool Corp.	628,500	34,052
Diversified Consumer Services - 0.3%
H&R Block, Inc.	1,000,000	30,400
Hotels, Restaurants & Leisure - 1.9%
Arcos Dorados Holdings, Inc. Class A (d)	1,825,929	16,178
Domino's Pizza, Inc.	934,600	65,992
Jubilant Foodworks Ltd. (a)	1,278,413	21,865
Panera Bread Co. Class A (a)	200,000	33,814
Wyndham Worldwide Corp.	376,300	26,695
		164,544
Household Durables - 2.4%
D.R. Horton, Inc.	1,492,933	35,054
Lennar Corp. Class A	447,600	17,976
NVR, Inc. (a)	56,900	65,629
Toll Brothers, Inc. (a)	1,212,187	44,548
Tupperware Brands Corp.	482,600	37,817
		201,024
Internet & Catalog Retail - 0.3%
Liberty Interactive Corp. Series A (a)	825,000	22,036
Leisure Equipment & Products - 1.0%
Brunswick Corp.	675,000	27,986
New Academy Holding Co. LLC unit (a)(f)(g)	294,000	53,038
		81,024
Media - 1.0%
Discovery Communications, Inc. Class A (a)	542,800	43,305
Scripps Networks Interactive, Inc. Class A	520,200	37,725
		81,030
Specialty Retail - 2.8%
Cabela's, Inc. Class A (a)	795,700	53,201
PT ACE Hardware Indonesia Tbk	259,254,600	16,029
Ross Stores, Inc.	324,500	22,037
Sally Beauty Holdings, Inc. (a)	1,274,000	36,156
Tractor Supply Co.	994,000	66,111
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	227,000	$ 19,456
World Duty Free SpA (a)	1,594,732	23,186
		236,176
Textiles, Apparel & Luxury Goods - 3.1%
Brunello Cucinelli SpA	1,952,800	53,333
Hanesbrands, Inc.	1,044,800	74,327
PVH Corp.	367,200	44,383
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	828,900	89,612
		261,655
TOTAL CONSUMER DISCRETIONARY		1,325,375
CONSUMER STAPLES - 4.4%
Beverages - 1.6%
Beam, Inc.	652,200	54,328
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,053,900	80,803
		135,131
Food & Staples Retailing - 0.8%
Masan Consumer Corp. unit (f)(g)	125,000	11,250
Safeway, Inc.	842,900	26,332
United Natural Foods, Inc. (a)	419,726	28,361
		65,943
Food Products - 1.2%
Amira Nature Foods Ltd. (a)(d)	1,292,956	24,592
Ingredion, Inc.	718,000	44,731
The Hershey Co.	339,600	33,756
		103,079
Household Products - 0.8%
Church & Dwight Co., Inc.	1,076,900	69,546
TOTAL CONSUMER STAPLES		373,699
ENERGY - 5.9%
Energy Equipment & Services - 1.7%
Diamond Offshore Drilling, Inc. (d)	452,900	21,984
Helmerich & Payne, Inc.	454,000	39,970
Oceaneering International, Inc.	1,155,200	78,727
		140,681
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 4.2%
Cabot Oil & Gas Corp.	1,823,400	$ 72,900
Cimarex Energy Co.	737,000	72,211
EQT Corp.	397,600	36,901
Holly Energy Partners LP	914,400	29,590
Oasis Petroleum, Inc. (a)	696,300	29,112
Range Resources Corp.	450,000	38,786
SM Energy Co.	700,600	57,982
Southwestern Energy Co. (a)	500,000	20,345
		357,827
TOTAL ENERGY		498,508
FINANCIALS - 16.7%
Capital Markets - 1.2%
Apollo Investment Corp.	3,049,314	25,736
Artisan Partners Asset Management, Inc.	449,754	28,523
KKR & Co. LP	1,696,100	40,893
WisdomTree Investments, Inc. (a)	564,959	7,977
		103,129
Commercial Banks - 4.9%
CIT Group, Inc.	824,300	38,371
City National Corp.	641,700	46,427
Cullen/Frost Bankers, Inc.	821,300	60,793
First Niagara Financial Group, Inc.	2,565,000	22,162
First Republic Bank	1,268,500	61,560
FirstMerit Corp.	1,942,500	39,530
FNB Corp., Pennsylvania	2,502,500	29,630
Huntington Bancshares, Inc.	3,646,900	33,077
M&T Bank Corp. (d)	250,200	27,900
Texas Capital Bancshares, Inc. (a)	425,000	25,275
UMB Financial Corp.	405,000	24,012
		408,737
Diversified Financial Services - 0.7%
KKR Financial Holdings LLC	4,948,009	59,871
Insurance - 3.5%
Arch Capital Group Ltd. (a)	815,600	43,887
Fairfax Financial Holdings Ltd. (sub. vtg.)	121,500	46,756
Fidelity National Financial, Inc. Class A	2,872,000	90,583
First American Financial Corp.	1,561,400	40,471
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Genworth Financial, Inc. Class A (a)	3,172,700	$ 46,797
Jardine Lloyd Thompson Group PLC	1,754,594	30,517
		299,011
Real Estate Investment Trusts - 4.0%
Apartment Investment & Management Co. Class A	695,700	19,459
Aviv REIT, Inc.	638,100	15,563
Essex Property Trust, Inc. (d)	355,600	56,316
Rayonier, Inc.	985,500	43,618
Retail Properties America, Inc.	1,500,000	19,785
SL Green Realty Corp.	992,700	93,085
The Macerich Co.	1,205,300	68,220
Two Harbors Investment Corp.	1,886,800	18,547
		334,593
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	1,127,600	29,927
Realogy Holdings Corp. (a)	956,900	43,606
		73,533
Thrifts & Mortgage Finance - 1.5%
MGIC Investment Corp. (a)	5,478,809	46,515
Radian Group, Inc. (d)	5,303,544	78,917
		125,432
TOTAL FINANCIALS		1,404,306
HEALTH CARE - 13.2%
Biotechnology - 0.2%
Cubist Pharmaceuticals, Inc. rights (a)	53,200	46
Theravance, Inc. (a)(d)	516,100	19,003
		19,049
Health Care Equipment & Supplies - 3.7%
Align Technology, Inc. (a)	1,267,900	75,339
Edwards Lifesciences Corp. (a)	1,201,400	78,235
HeartWare International, Inc. (a)	698,800	69,328
The Cooper Companies, Inc.	670,965	83,388
		306,290
Health Care Providers & Services - 3.5%
Air Methods Corp. (a)	427,800	22,002
Amplifon SpA	2,354,482	12,689
Corvel Corp. (a)	700,000	33,152
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Emeritus Corp. (a)	950,000	$ 20,948
Henry Schein, Inc. (a)	1,104,400	126,885
MEDNAX, Inc. (a)	1,168,600	65,021
Qualicorp SA (a)	1,618,000	13,738
		294,435
Health Care Technology - 0.2%
HealthStream, Inc. (a)	650,000	18,863
Life Sciences Tools & Services - 3.2%
Agilent Technologies, Inc.	841,400	48,927
Eurofins Scientific SA	329,900	84,004
Illumina, Inc. (a)(d)	881,008	133,913
		266,844
Pharmaceuticals - 2.4%
Actavis PLC (a)	250,000	47,245
Impax Laboratories, Inc. (a)	1,101,400	25,486
Perrigo Co. PLC	397,000	61,797
Salix Pharmaceuticals Ltd. (a)	681,000	66,289
		200,817
TOTAL HEALTH CARE		1,106,298
INDUSTRIALS - 16.0%
Aerospace & Defense - 2.8%
Esterline Technologies Corp. (a)	300,000	30,885
KEYW Holding Corp. (a)(d)(e)	3,652,436	58,439
Teledyne Technologies, Inc. (a)	300,000	27,561
Textron, Inc.	1,159,800	41,173
TransDigm Group, Inc.	435,400	72,725
		230,783
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	265,300	15,531
Hub Group, Inc. Class A (a)	600,000	24,870
		40,401
Airlines - 0.3%
Copa Holdings SA Class A	187,500	24,506
Building Products - 0.6%
A.O. Smith Corp.	720,504	34,022
Tarkett SA (a)	522,930	18,746
		52,768
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 1.4%
Clean Harbors, Inc. (a)	616,000	$ 34,545
Interface, Inc.	3,069,600	64,308
U.S. Ecology, Inc.	480,481	17,182
		116,035
Construction & Engineering - 0.7%
Jacobs Engineering Group, Inc. (a)	489,900	29,742
MasTec, Inc. (a)	717,333	25,781
		55,523
Electrical Equipment - 3.2%
AMETEK, Inc.	1,648,092	81,449
Hubbell, Inc. Class B	460,000	53,696
OSRAM Licht AG (a)	715,725	41,937
Regal-Beloit Corp.	400,000	29,636
Rockwell Automation, Inc.	500,000	57,420
		264,138
Machinery - 0.6%
Donaldson Co., Inc.	1,288,800	53,176
Professional Services - 1.8%
Acacia Research Corp. (d)	1,571,780	21,722
Bureau Veritas SA	879,600	22,890
Michael Page International PLC	3,212,360	23,510
Towers Watson & Co.	729,700	85,317
		153,439
Road & Rail - 2.2%
Hertz Global Holdings, Inc. (a)	1,772,300	46,115
J.B. Hunt Transport Services, Inc.	657,600	49,353
Kansas City Southern	871,600	92,032
		187,500
Trading Companies & Distributors - 1.9%
Beacon Roofing Supply, Inc. (a)	525,300	19,851
Rush Enterprises, Inc. Class A (a)	775,000	21,421
United Rentals, Inc. (a)	1,478,673	119,684
		160,956
TOTAL INDUSTRIALS		1,339,225
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 0.9%
Brocade Communications Systems, Inc. (a)	3,800,200	$ 35,494
Juniper Networks, Inc. (a)	1,333,000	35,471
		70,965
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	337,000	29,279
Arrow Electronics, Inc. (a)	1,139,800	58,563
Fabrinet (a)	1,172,331	21,653
		109,495
Internet Software & Services - 2.1%
Akamai Technologies, Inc. (a)	1,006,600	47,995
Cornerstone OnDemand, Inc. (a)	583,700	33,300
CoStar Group, Inc. (a)	276,400	47,552
Demandware, Inc. (a)	405,585	25,828
Shutterstock, Inc. (a)	296,000	23,861
		178,536
IT Services - 4.9%
Alliance Data Systems Corp. (a)	208,200	49,897
Fidelity National Information Services, Inc.	1,333,186	67,593
Fiserv, Inc. (a)	660,400	37,015
FleetCor Technologies, Inc. (a)	621,600	66,089
Gartner, Inc. Class A (a)	1,574,800	110,756
Total System Services, Inc.	1,200,000	35,856
WNS Holdings Ltd. sponsored ADR (a)	2,200,000	47,366
		414,572
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials, Inc.	1,400,000	23,548
Broadcom Corp. Class A	750,000	22,320
Cree, Inc. (a)	689,300	41,648
GT Advanced Technologies, Inc. (a)(d)	4,578,300	47,019
Linear Technology Corp.	769,600	34,278
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	3,903,800	22,291
SunEdison, Inc. (a)	2,421,600	33,684
		224,788
Software - 3.8%
ANSYS, Inc. (a)	963,500	75,664
Aspen Technology, Inc. (a)	1,018,600	46,418
Citrix Systems, Inc. (a)	301,100	16,280
Concur Technologies, Inc. (a)(d)	634,200	76,954
Nuance Communications, Inc. (a)(d)	2,211,000	33,895
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Red Hat, Inc. (a)	512,300	$ 28,945
ServiceNow, Inc. (a)	592,100	37,557
		315,713
TOTAL INFORMATION TECHNOLOGY		1,314,069
MATERIALS - 2.7%
Chemicals - 1.9%
Airgas, Inc.	520,700	53,757
Cytec Industries, Inc.	761,200	68,485
Eastman Chemical Co.	418,000	32,587
		154,829
Containers & Packaging - 0.7%
Rock-Tenn Co. Class A	607,000	61,598
Metals & Mining - 0.1%
Walter Energy, Inc. (d)	528,970	6,009
TOTAL MATERIALS		222,436
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Altice S.A. (a)	124,500	4,799
TW Telecom, Inc. (a)	2,415,600	71,164
		75,963
UTILITIES - 3.4%
Electric Utilities - 1.6%
Cleco Corp.	620,200	30,303
Northeast Utilities	692,800	30,345
OGE Energy Corp.	1,368,800	46,635
PNM Resources, Inc.	1,294,200	31,902
		139,185
Gas Utilities - 1.2%
Atmos Energy Corp.	1,000,000	48,010
National Fuel Gas Co.	707,600	53,325
		101,335
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.6%
Alliant Energy Corp.	948,800	$ 49,300
TOTAL UTILITIES		289,820
TOTAL COMMON STOCKS (Cost $5,423,095)		7,949,699
Other - 0.3%
	Principal Amount (000s)
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EQTY ER Holdings, LLC 12% 1/28/18 (e)(g)(h)	$ 18,813	18,813
	Shares
EQTY ER Holdings, LLC(e)(g)(h)	9,406,667	8,560
TOTAL OTHER (Cost $28,220)		27,373
Money Market Funds - 9.5%

Fidelity Cash Central Fund, 0.10% (b)	420,634,496	420,634
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	374,599,630	374,600
TOTAL MONEY MARKET FUNDS (Cost $795,234)		795,234
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $6,246,549)		8,772,306
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(379,547)
NET ASSETS - 100%		$ 8,392,759
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $91,661 or 1.1% of net assets.

(h) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 18,813
EQTY ER Holdings, LLC	1/29/13	$ 9,407
Masan Consumer Corp. unit	4/3/13	$ 12,620
New Academy Holding Co. LLC unit	8/1/11	$ 30,988
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 110
Fidelity Securities Lending Cash Central Fund	2,207
Total	$ 2,317
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 18,813	$ -	$ -	$ 2,258	$ 18,813
EQTY ER Holdings, LLC	9,407	-	-	-	8,560
KEYW Holding Corp.	49,637	-	-	-	58,439
Total	$ 77,857	$ -	$ -	$ 2,258	$ 85,812
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,325,375	$ 1,234,443	$ 37,894	$ 53,038
Consumer Staples	373,699	362,449	-	11,250
Energy	498,508	498,508	-	-
Financials	1,404,306	1,404,306	-	-
Health Care	1,106,298	1,106,298	-	-
Industrials	1,339,225	1,339,225	-	-
Information Technology	1,314,069	1,314,069	-	-
Materials	222,436	222,436	-	-
Telecommunication Services	75,963	75,963	-	-
Utilities	289,820	289,820	-	-
Other:
Energy	27,373	-	-	27,373
Money Market Funds	795,234	795,234	-	-
Total Investments in Securities:	$ 8,772,306	$ 8,642,751	$ 37,894	$ 91,661
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 88,513
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	3,148
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 91,661
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2014	$ 3,148

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $6,247,366,000. Net unrealized appreciation aggregated $2,524,940,000, of which $2,660,794,000 related to appreciated investment securities and $135,854,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 07/31/13 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Common Stock	$ 64,288	Market comparable	Discount rate	15%	Decrease
			EV/EBITDA multiple	9.3	Increase
			Price-to-earnings multiple	14.0	Increase
Other/Equity	$ 27,373	Discounted cash flow	Discount rate	10.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Small Cap
Discovery Fund

January 31, 2014

1.968034.100

XS4-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Diversified Consumer Services - 0.8%
Regis Corp.	800,100	$ 9,865,233
Household Durables - 1.2%
Tempur Sealy International, Inc. (a)	326,100	16,073,469
Media - 1.3%
Valassis Communications, Inc.	494,600	16,816,400
Multiline Retail - 1.8%
Big Lots, Inc. (a)	900,000	24,111,000
Specialty Retail - 7.6%
Aarons, Inc. Class A	1,204,900	32,399,761
Asbury Automotive Group, Inc. (a)	155,500	7,311,610
Genesco, Inc. (a)	238,400	16,740,448
Murphy U.S.A., Inc.	507,100	19,645,054
Rent-A-Center, Inc.	703,800	17,552,772
Tsutsumi Jewelry Co. Ltd.	274,900	6,312,351
		99,961,996
TOTAL CONSUMER DISCRETIONARY		166,828,098
CONSUMER STAPLES - 1.4%
Food Products - 1.4%
Post Holdings, Inc. (a)	335,300	17,948,609
ENERGY - 5.6%
Oil, Gas & Consumable Fuels - 5.6%
LinnCo LLC	813,296	26,179,998
Northern Oil & Gas, Inc. (a)	533,695	7,759,925
World Fuel Services Corp.	908,400	38,806,849
		72,746,772
FINANCIALS - 25.1%
Capital Markets - 3.5%
Federated Investors, Inc. Class B (non-vtg.)	1,019,800	27,422,422
Waddell & Reed Financial, Inc. Class A	285,900	18,532,038
		45,954,460
Commercial Banks - 9.3%
Associated Banc-Corp.	1,554,700	25,605,909
CapitalSource, Inc.	1,558,100	21,392,713
First Citizen Bancshares, Inc.	4,400	973,456
National Penn Bancshares, Inc.	1,520,100	15,778,638
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
PacWest Bancorp	498,600	$ 19,998,846
TCF Financial Corp.	2,410,200	38,804,220
		122,553,782
Consumer Finance - 2.2%
Cash America International, Inc.	225,700	8,289,961
EZCORP, Inc. (non-vtg.) Class A (a)	431,500	4,737,870
World Acceptance Corp. (a)(d)	164,100	15,702,729
		28,730,560
Insurance - 5.1%
Aspen Insurance Holdings Ltd.	700,600	27,253,340
Platinum Underwriters Holdings Ltd.	444,700	25,276,748
StanCorp Financial Group, Inc.	218,700	14,051,475
		66,581,563
Real Estate Investment Trusts - 1.7%
Franklin Street Properties Corp.	1,819,200	21,812,208
Thrifts & Mortgage Finance - 3.3%
Astoria Financial Corp.	1,396,500	18,489,660
Washington Federal, Inc.	1,123,800	24,588,744
		43,078,404
TOTAL FINANCIALS		328,710,977
HEALTH CARE - 10.8%
Health Care Equipment & Supplies - 3.7%
Hill-Rom Holdings, Inc.	586,800	21,283,236
Integra LifeSciences Holdings Corp. (a)	576,400	26,779,544
		48,062,780
Health Care Providers & Services - 7.1%
AmSurg Corp. (a)	511,200	21,342,600
Centene Corp. (a)	250,000	15,150,000
Chemed Corp.	196,800	15,531,456
MEDNAX, Inc. (a)	345,400	19,218,056
VCA Antech, Inc. (a)	700,000	22,358,000
		93,600,112
TOTAL HEALTH CARE		141,662,892
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 16.2%
Commercial Services & Supplies - 7.2%
ACCO Brands Corp. (a)	3,888,800	$ 22,593,928
HNI Corp.	426,900	14,646,939
Knoll, Inc.	670,200	11,125,320
Quad/Graphics, Inc.	877,200	20,114,196
United Stationers, Inc.	608,700	25,218,441
		93,698,824
Electrical Equipment - 3.6%
EnerSys	321,300	21,867,678
GrafTech International Ltd. (a)	2,496,800	25,592,200
		47,459,878
Machinery - 1.2%
Blount International, Inc. (a)	724,800	9,291,936
Columbus McKinnon Corp. (NY Shares) (a)	274,000	6,773,280
		16,065,216
Professional Services - 2.0%
FTI Consulting, Inc. (a)	700,000	25,949,000
Trading Companies & Distributors - 2.2%
WESCO International, Inc. (a)	345,700	28,679,272
TOTAL INDUSTRIALS		211,852,190
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 1.9%
Polycom, Inc. (a)	2,094,532	24,987,767
Electronic Equipment & Components - 5.8%
Ingram Micro, Inc. Class A (a)	1,186,700	29,691,234
SYNNEX Corp. (a)	202,700	11,381,605
Tech Data Corp. (a)	660,500	35,614,160
		76,686,999
Internet Software & Services - 4.2%
Blucora, Inc. (a)	1,342,530	34,382,193
j2 Global, Inc.	446,700	20,257,845
		54,640,038
IT Services - 4.1%
Booz Allen Hamilton Holding Corp. Class A	1,200,000	21,936,000
CACI International, Inc. Class A (a)	437,200	32,361,544
		54,297,544
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 3.2%
Monotype Imaging Holdings, Inc.	618,100	$ 18,029,977
SS&C Technologies Holdings, Inc. (a)	601,100	23,334,702
		41,364,679
TOTAL INFORMATION TECHNOLOGY		251,977,027
MATERIALS - 4.1%
Chemicals - 1.1%
PolyOne Corp.	402,300	14,305,788
Metals & Mining - 3.0%
Carpenter Technology Corp.	151,600	8,809,476
Haynes International, Inc.	192,300	9,834,222
RTI International Metals, Inc. (a)	649,500	20,212,440
		38,856,138
TOTAL MATERIALS		53,161,926
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
Intelsat SA	750,000	14,985,000
UTILITIES - 2.8%
Electric Utilities - 1.6%
UIL Holdings Corp.	535,500	20,707,785
Gas Utilities - 1.2%
Southwest Gas Corp.	289,100	15,533,343
TOTAL UTILITIES		36,241,128
TOTAL COMMON STOCKS (Cost $1,320,428,373)		1,296,114,619
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	25,701,705	$ 25,701,705
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	1,300,175	1,300,175
TOTAL MONEY MARKET FUNDS (Cost $27,001,880)		27,001,880
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,347,430,253)		1,323,116,499
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(13,497,139)
NET ASSETS - 100%		$ 1,309,619,360
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,538
Fidelity Securities Lending Cash Central Fund	1,222
Total	$ 3,760
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 166,828,098	$ 160,515,747	$ 6,312,351	$ -
Consumer Staples	17,948,609	17,948,609	-	-
Energy	72,746,772	72,746,772	-	-
Financials	328,710,977	328,710,977	-	-
Health Care	141,662,892	141,662,892	-	-
Industrials	211,852,190	211,852,190	-	-
Information Technology	251,977,027	251,977,027	-	-
Materials	53,161,926	53,161,926	-	-
Telecommunication Services	14,985,000	14,985,000	-	-
Utilities	36,241,128	36,241,128	-	-
Money Market Funds	27,001,880	27,001,880	-	-
Total Investments in Securities:	$ 1,323,116,499	$ 1,316,804,148	$ 6,312,351	$ -

During the period, certain investment companies managed by FMR or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered investments valued at $1,338,424,445 in exchange for 133,842,445 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $1,347,430,253. Net unrealized depreciation aggregated $24,313,754, of which $34,392,000 related to appreciated investment securities and $58,705,754 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Discovery
Fund

January 31, 2014

1.813037.109

SMR-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 15.3%
Diversified Consumer Services - 0.7%
Regis Corp. (e)	3,500,000	$ 43,155,000
Household Durables - 1.0%
Tempur Sealy International, Inc. (a)	1,375,000	67,773,750
Leisure Equipment & Products - 2.2%
Brunswick Corp.	3,500,000	145,110,000
Media - 1.2%
Valassis Communications, Inc. (e)	2,415,700	82,133,800
Multiline Retail - 1.4%
Big Lots, Inc. (a)(e)	3,450,000	92,425,500
Specialty Retail - 7.9%
Aarons, Inc. Class A (e)	5,564,754	149,636,235
Asbury Automotive Group, Inc. (a)	1,050,000	49,371,000
Genesco, Inc. (a)(e)	1,700,000	119,374,000
Murphy U.S.A., Inc.	2,101,500	81,412,110
Rent-A-Center, Inc. (e)	4,181,161	104,278,155
Tsutsumi Jewelry Co. Ltd.	665,900	15,290,632
		519,362,132
Textiles, Apparel & Luxury Goods - 0.9%
Vera Bradley, Inc. (a)(d)(e)	2,468,492	59,293,178
TOTAL CONSUMER DISCRETIONARY		1,009,253,360
CONSUMER STAPLES - 2.2%
Food Products - 2.2%
Post Holdings, Inc. (a)(e)	2,717,900	145,489,187
ENERGY - 4.7%
Energy Equipment & Services - 1.9%
Superior Energy Services, Inc.	5,400,000	127,656,000
Oil, Gas & Consumable Fuels - 2.8%
LinnCo LLC (d)	5,723,303	184,233,124
TOTAL ENERGY		311,889,124
FINANCIALS - 21.9%
Capital Markets - 4.1%
Federated Investors, Inc. Class B (non-vtg.) (d)	5,220,000	140,365,800
Waddell & Reed Financial, Inc. Class A	2,000,000	129,640,000
		270,005,800
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 9.0%
Associated Banc-Corp.	5,300,000	$ 87,291,000
CapitalSource, Inc.	9,700,000	133,181,000
Cathay General Bancorp	2,450,000	57,575,000
First Citizen Bancshares, Inc.	314,990	69,688,388
National Penn Bancshares, Inc.	4,300,000	44,634,000
TCF Financial Corp. (e)	12,500,000	201,249,999
		593,619,387
Consumer Finance - 1.9%
Cash America International, Inc. (d)	1,145,993	42,092,323
EZCORP, Inc. (non-vtg.) Class A (a)	2,497,344	27,420,837
World Acceptance Corp. (a)(d)(e)	589,900	56,447,531
		125,960,691
Insurance - 1.8%
Amerisafe, Inc. (e)	1,160,000	47,989,200
Platinum Underwriters Holdings Ltd.	1,194,150	67,875,486
		115,864,686
Real Estate Investment Trusts - 2.5%
Franklin Street Properties Corp. (e)	6,700,000	80,333,000
The Geo Group, Inc.	2,400,000	80,352,000
		160,685,000
Thrifts & Mortgage Finance - 2.6%
Astoria Financial Corp.	4,475,000	59,249,000
Washington Federal, Inc. (e)	5,208,300	113,957,604
		173,206,604
TOTAL FINANCIALS		1,439,342,168
HEALTH CARE - 15.5%
Health Care Equipment & Supplies - 2.9%
Hill-Rom Holdings, Inc.	2,200,000	79,794,000
Integra LifeSciences Holdings Corp. (a)(e)	2,319,648	107,770,846
		187,564,846
Health Care Providers & Services - 11.8%
AmSurg Corp. (a)(e)	1,925,000	80,368,750
Centene Corp. (a)	2,200,000	133,320,000
Chemed Corp. (d)(e)	1,625,000	128,245,000
MEDNAX, Inc. (a)	1,050,000	58,422,000
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Owens & Minor, Inc. (d)(e)	3,400,000	$ 117,776,000
Team Health Holdings, Inc. (a)	2,500,000	107,900,000
VCA Antech, Inc. (a)(e)	4,700,000	150,118,000
		776,149,750
Pharmaceuticals - 0.8%
Hi-Tech Pharmacal Co., Inc. (a)(e)	1,257,100	54,382,146
TOTAL HEALTH CARE		1,018,096,742
INDUSTRIALS - 13.8%
Commercial Services & Supplies - 3.2%
HNI Corp.	2,200,000	75,482,000
Quad/Graphics, Inc. (e)	3,682,800	84,446,604
United Stationers, Inc.	1,275,902	52,860,620
		212,789,224
Electrical Equipment - 5.3%
EnerSys	2,300,000	156,538,000
GrafTech International Ltd. (a)(d)(e)	11,498,151	117,856,048
Powell Industries, Inc. (e)	1,150,000	70,621,500
		345,015,548
Machinery - 1.2%
Blount International, Inc. (a)(e)	2,692,171	34,513,632
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,870,000	46,226,400
		80,740,032
Professional Services - 2.3%
FTI Consulting, Inc. (a)(e)	4,000,000	148,280,000
Trading Companies & Distributors - 1.8%
Diploma PLC	3,000,000	34,275,315
WESCO International, Inc. (a)	1,015,322	84,231,113
		118,506,428
TOTAL INDUSTRIALS		905,331,232
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 2.1%
Polycom, Inc. (a)(e)	11,680,000	139,342,400
Electronic Equipment & Components - 6.0%
Ingram Micro, Inc. Class A (a)	6,450,000	161,379,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
SYNNEX Corp. (a)	835,033	$ 46,887,103
Tech Data Corp. (a)(e)	3,423,825	184,612,644
		392,878,747
Internet Software & Services - 3.7%
Blucora, Inc. (a)	2,053,387	52,587,241
j2 Global, Inc. (d)(e)	3,500,000	158,725,000
QuinStreet, Inc. (a)(e)	4,000,000	33,080,000
		244,392,241
IT Services - 3.4%
CACI International, Inc. Class A (a)(e)	2,089,016	154,628,964
WEX, Inc. (a)	800,000	65,888,000
		220,516,964
Software - 3.2%
Monotype Imaging Holdings, Inc. (e)	2,672,103	77,945,245
SS&C Technologies Holdings, Inc. (a)	3,500,000	135,870,000
		213,815,245
TOTAL INFORMATION TECHNOLOGY		1,210,945,597
MATERIALS - 4.3%
Chemicals - 0.9%
PolyOne Corp.	1,625,000	57,785,000
Metals & Mining - 3.4%
Carpenter Technology Corp.	1,600,000	92,976,000
Haynes International, Inc. (e)	1,009,944	51,648,536
RTI International Metals, Inc. (a)(e)	2,685,000	83,557,200
		228,181,736
TOTAL MATERIALS		285,966,736
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Intelsat SA (d)	4,800,000	95,904,000
Common Stocks - continued
	Shares	Value
UTILITIES - 1.8%
Electric Utilities - 1.8%
UIL Holdings Corp. (e)	3,000,629	$ 116,034,323
TOTAL COMMON STOCKS (Cost $4,975,719,801)		6,538,252,469
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 0.10% (b)	41,369,391	41,369,391
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	260,555,959	260,555,959
TOTAL MONEY MARKET FUNDS (Cost $301,925,350)		301,925,350
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $5,277,645,151)		6,840,177,819
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(264,114,205)
NET ASSETS - 100%		$ 6,576,063,614
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,326
Fidelity Securities Lending Cash Central Fund	1,878,322
Total	$ 1,905,648
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aarons, Inc. Class A	$ -	$ 156,843,963	$ -	$ 109,200	$ 149,636,235
Amerisafe, Inc.	37,885,600	-	-	278,400	47,989,200
AmSurg Corp.	48,500,576	18,826,500	-	-	80,368,750
Asbury Automotive Group, Inc.	75,449,380	-	44,331,771	-	-
LinnCo LLC	164,331,299	34,653,883	19,148,224	860,413	-
Big Lots, Inc.	-	123,195,770	-	-	92,425,500
Blount International, Inc.	35,628,711	1,584,441	-	-	34,513,632
CACI International, Inc. Class A	102,121,902	22,351,919	-	-	154,628,964
Chemed Corp.	126,511,000	10,101,807	5,243,030	914,000	128,245,000
Chiquita Brands International, Inc.	30,817,730	-	43,015,807	-	-
Columbus McKinnon Corp. (NY Shares)	35,118,600	-	-	-	46,226,400
Franklin Street Properties Corp.	88,566,000	11,771,444	-	1,823,444	80,333,000
FTI Consulting, Inc.	132,480,000	-	-	-	148,280,000
Genesco, Inc.	104,635,000	-	-	-	119,374,000
GrafTech International Ltd.	82,533,368	24,576	-	-	117,856,048
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Haynes International, Inc.	$ 40,832,400	$ 7,842,064	$ -	$ 599,026	$ 51,648,536
Hi-Tech Pharmacal Co., Inc.	44,865,726	-	4,316,474	-	54,382,146
HNI Corp.	103,290,000	-	30,120,812	1,992,000	-
Integra LifeSciences Holdings Corp.	74,964,200	7,159,420	-	-	107,770,846
j2 Global, Inc.	162,800,000	11,901,000	41,480,364	2,988,750	158,725,000
Monotype Imaging Holdings, Inc.	66,262,016	2,639,995	7,753,385	498,979	77,945,245
Owens & Minor, Inc.	110,738,000	-	-	2,448,000	117,776,000
Polycom, Inc.	120,750,000	1,809,049	-	-	139,342,400
Post Holdings, Inc.	78,628,054	39,308,713	-	-	145,489,187
Powell Industries, Inc.	56,626,000	-	-	287,500	70,621,500
Quad/Graphics, Inc.	76,581,780	419,950	-	3,314,520	84,446,604
QuinStreet, Inc.	27,963,379	-	2,262,469	-	33,080,000
Regis Corp.	84,375,000	-	15,454,626	750,000	43,155,000
Rent-A-Center, Inc.	125,568,110	18,369,746	-	2,400,076	104,278,155
RTI International Metals, Inc.	77,918,700	-	-	-	83,557,200
Ryoyo Electro Corp.	13,657,729	-	13,048,505	141,812	-
TCF Financial Corp.	160,050,000	22,507,887	-	1,737,500	201,249,999
Tech Data Corp.	133,144,845	28,078,225	-	-	184,612,644
UIL Holdings Corp.	108,264,000	14,956,112	-	3,549,273	116,034,323
Valassis Communications, Inc.	69,329,150	307,987	10,219,221	2,519,401	82,133,800
VCA Antech, Inc.	113,270,000	-	-	-	150,118,000
Vera Bradley, Inc.	-	58,833,169	-	-	59,293,178
Washington Federal, Inc.	91,086,850	-	1,890,860	1,515,182	113,957,604
World Acceptance Corp.	52,418,514	-	-	-	56,447,531
Total	$ 3,057,963,619	$ 593,487,620	$ 238,285,548	$ 28,727,476	$ 3,435,941,627
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,009,253,360	$ 993,962,728	$ 15,290,632	$ -
Consumer Staples	145,489,187	145,489,187	-	-
Energy	311,889,124	311,889,124	-	-
Financials	1,439,342,168	1,439,342,168	-	-
Health Care	1,018,096,742	1,018,096,742	-	-
Industrials	905,331,232	905,331,232	-	-
Information Technology	1,210,945,597	1,210,945,597	-	-
Materials	285,966,736	285,966,736	-	-
Telecommunication Services	95,904,000	95,904,000	-	-
Utilities	116,034,323	116,034,323	-	-
Money Market Funds	301,925,350	301,925,350	-	-
Total Investments in Securities:	$ 6,840,177,819	$ 6,824,887,187	$ 15,290,632	$ -
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $5,281,684,115. Net unrealized appreciation aggregated $1,558,493,704, of which $1,718,912,868 related to appreciated investment securities and $160,419,164 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Stock Fund

January 31, 2014

1.813072.109

SLC-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.8%
Tenneco, Inc. (a)	311,192	$ 17,688
Hotels, Restaurants & Leisure - 1.0%
Life Time Fitness, Inc. (a)	252,300	10,385
Penn National Gaming, Inc. (a)	1,085,383	12,732
		23,117
Household Durables - 1.6%
Cyrela Brazil Realty SA	2,024,300	11,978
De Longhi SpA	715,826	11,778
KB Home (d)	675,000	13,055
		36,811
Internet & Catalog Retail - 1.0%
HSN, Inc.	395,000	21,634
Leisure Equipment & Products - 1.4%
Amer Group PLC (A Shares)	453,862	9,378
Brunswick Corp.	526,300	21,820
		31,198
Media - 0.9%
Sinclair Broadcast Group, Inc. Class A	627,000	19,700
Specialty Retail - 5.3%
Citi Trends, Inc. (a)	412,221	6,596
Conn's, Inc. (a)(d)	152,300	9,246
Murphy U.S.A., Inc.	496,610	19,239
Office Depot, Inc. (a)	2,863,655	14,003
Select Comfort Corp. (a)	832,500	13,628
USS Co. Ltd.	1,547,600	21,143
Vitamin Shoppe, Inc. (a)	585,000	26,220
Zumiez, Inc. (a)	360,858	7,766
		117,841
Textiles, Apparel & Luxury Goods - 0.7%
Steven Madden Ltd. (a)	489,032	15,938
TOTAL CONSUMER DISCRETIONARY		283,927
CONSUMER STAPLES - 1.5%
Beverages - 0.3%
Coca-Cola Bottling Co. Consolidated	82,000	5,599
Food & Staples Retailing - 0.7%
Cosmos Pharmaceutical Corp.	120,000	15,012
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.1%
WhiteWave Foods Co. (a)	115,800	$ 2,804
Personal Products - 0.4%
Elizabeth Arden, Inc. (a)	354,595	9,617
TOTAL CONSUMER STAPLES		33,032
ENERGY - 6.6%
Energy Equipment & Services - 1.7%
Helix Energy Solutions Group, Inc. (a)	641,049	13,071
Western Energy Services Corp. (d)	3,563,400	24,828
		37,899
Oil, Gas & Consumable Fuels - 4.9%
MPLX LP	287,699	13,237
Northern Oil & Gas, Inc. (a)	298,700	4,343
Rosetta Resources, Inc. (a)	624,500	26,610
Targa Resources Corp.	415,000	37,470
World Fuel Services Corp.	644,000	27,512
		109,172
TOTAL ENERGY		147,071
FINANCIALS - 20.6%
Capital Markets - 1.6%
AllianceBernstein Holding LP	818,700	18,290
Vontobel Holdings AG	480,188	18,087
		36,377
Commercial Banks - 8.5%
City National Corp.	356,600	25,800
Customers Bancorp, Inc. (a)	654,069	13,265
East West Bancorp, Inc.	513,803	17,192
FirstMerit Corp.	1,725,000	35,104
Popular, Inc. (a)	271,000	7,154
Spar Nord Bank A/S	3,141,723	28,167
Texas Capital Bancshares, Inc. (a)	411,247	24,457
UMB Financial Corp.	411,592	24,403
United Community Banks, Inc., Georgia (a)	843,000	14,061
		189,603
Consumer Finance - 0.6%
Springleaf Holdings, Inc.	573,800	13,748
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 4.6%
Allied World Assurance Co. Holdings Ltd.	376,000	$ 38,698
Employers Holdings, Inc.	170,000	4,177
Primerica, Inc.	650,000	27,385
Validus Holdings Ltd.	864,500	31,053
		101,313
Real Estate Investment Trusts - 4.4%
CBL & Associates Properties, Inc.	1,204,900	20,471
Coresite Realty Corp.	826,768	25,365
Equity Lifestyle Properties, Inc.	112,000	4,403
Glimcher Realty Trust	1,822,700	15,602
Home Properties, Inc.	340,997	19,011
Piedmont Office Realty Trust, Inc. Class A	848,200	14,139
		98,991
Real Estate Management & Development - 0.9%
Altisource Portfolio Solutions SA	146,381	19,138
TOTAL FINANCIALS		459,170
HEALTH CARE - 9.3%
Biotechnology - 2.7%
Acorda Therapeutics, Inc. (a)	76,898	2,257
AMAG Pharmaceuticals, Inc. (a)	47,797	1,026
ArQule, Inc. (a)	565,000	1,294
AVEO Pharmaceuticals, Inc. (a)	869,305	1,434
Biospecifics Technologies Corp. (a)	5,000	113
Biota Pharmaceuticals, Inc. (a)	150,000	752
Discovery Laboratories, Inc. (a)	100,000	225
Emergent BioSolutions, Inc. (a)	93,500	2,237
Enzon Pharmaceuticals, Inc.	913,023	822
Genomic Health, Inc. (a)	65,900	1,985
LipoScience, Inc.	466,145	1,990
Mast Therapeutics, Inc. warrants 6/14/18 (a)	400,000	96
Momenta Pharmaceuticals, Inc. (a)	35,000	627
Myriad Genetics, Inc. (a)	10,000	276
Novavax, Inc. (a)	1,009,209	5,490
NPS Pharmaceuticals, Inc. (a)	160,400	5,739
OncoGenex Pharmaceuticals, Inc. (a)	150,000	1,620
Repligen Corp. (a)	16,500	255
Rigel Pharmaceuticals, Inc. (a)	400,000	1,212
SIGA Technologies, Inc. (a)(d)	200,000	662
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Targacept, Inc. (a)	454,464	$ 2,004
Theravance, Inc. (a)	319,157	11,751
United Therapeutics Corp. (a)	153,030	15,704
Vical, Inc. (a)	625,000	844
		60,415
Health Care Equipment & Supplies - 2.5%
Align Technology, Inc. (a)	105,100	6,245
Cyberonics, Inc. (a)	181,300	12,111
Integra LifeSciences Holdings Corp. (a)	491,764	22,847
Steris Corp.	324,901	14,910
		56,113
Health Care Providers & Services - 2.2%
BioScrip, Inc. (a)	620,000	5,276
Centene Corp. (a)	139,900	8,478
MWI Veterinary Supply, Inc. (a)	88,200	16,428
Team Health Holdings, Inc. (a)	421,480	18,191
		48,373
Pharmaceuticals - 1.9%
Dechra Pharmaceuticals PLC	2,979,059	34,354
Impax Laboratories, Inc. (a)	370,000	8,562
		42,916
TOTAL HEALTH CARE		207,817
INDUSTRIALS - 16.0%
Aerospace & Defense - 3.5%
AAR Corp.	444,959	11,858
Esterline Technologies Corp. (a)	308,345	31,744
Teledyne Technologies, Inc. (a)	372,318	34,205
		77,807
Building Products - 0.6%
Armstrong World Industries, Inc. (a)	235,831	13,131
Commercial Services & Supplies - 1.3%
InnerWorkings, Inc. (a)	1,099,400	8,289
Tetra Tech, Inc. (a)	739,833	21,832
		30,121
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 2.0%
AECOM Technology Corp. (a)	1,130,063	$ 32,399
MasTec, Inc. (a)	312,733	11,240
		43,639
Electrical Equipment - 2.8%
Prysmian SpA	1,339,300	32,767
Regal-Beloit Corp.	400,000	29,636
		62,403
Machinery - 1.1%
Graco, Inc.	161,559	11,227
Snap-On, Inc.	139,000	13,921
		25,148
Professional Services - 0.8%
Dun & Bradstreet Corp.	154,244	16,967
Trading Companies & Distributors - 3.9%
AerCap Holdings NV (a)	677,188	25,185
Watsco, Inc.	286,600	27,118
WESCO International, Inc. (a)	418,900	34,752
		87,055
TOTAL INDUSTRIALS		356,271
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 5.5%
Aruba Networks, Inc. (a)	937,869	18,485
Brocade Communications Systems, Inc. (a)	1,108,600	10,354
Finisar Corp. (a)	896,400	21,254
Plantronics, Inc.	572,551	24,580
Polycom, Inc. (a)	1,122,300	13,389
Riverbed Technology, Inc. (a)	1,769,000	34,885
		122,947
Computers & Peripherals - 0.4%
Gaming & Leisure Properties	273,885	9,504
Electronic Equipment & Components - 0.1%
Neonode, Inc. (a)	263,089	1,497
Internet Software & Services - 2.4%
Bankrate, Inc. (a)(d)	1,820,000	30,194
Liquidity Services, Inc. (a)(d)	325,000	7,725
SciQuest, Inc. (a)	631,290	16,691
		54,610
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 2.8%
Broadridge Financial Solutions, Inc.	472,409	$ 17,144
EPAM Systems, Inc. (a)	382,198	15,632
Maximus, Inc.	289,000	12,245
Total System Services, Inc.	603,814	18,042
		63,063
Semiconductors & Semiconductor Equipment - 2.2%
Entegris, Inc. (a)	1,123,500	11,819
Skyworks Solutions, Inc. (a)	1,228,000	37,147
		48,966
Software - 7.2%
BroadSoft, Inc. (a)	588,277	18,007
Diligent Board Member Services, Inc. (a)	585,404	2,059
Mentor Graphics Corp.	1,388,170	28,874
MICROS Systems, Inc. (a)	243,600	13,527
Parametric Technology Corp. (a)	1,250,000	44,600
Solera Holdings, Inc.	454,900	30,401
Synchronoss Technologies, Inc. (a)	835,195	22,266
		159,734
TOTAL INFORMATION TECHNOLOGY		460,321
MATERIALS - 7.5%
Chemicals - 2.6%
Chemtura Corp. (a)	1,359,500	34,096
Ferro Corp. (a)	235,500	2,963
Innospec, Inc.	461,000	19,749
		56,808
Containers & Packaging - 1.1%
Silgan Holdings, Inc.	545,412	24,996
Metals & Mining - 1.0%
Commercial Metals Co.	1,185,800	22,601
Paper & Forest Products - 2.8%
Boise Cascade Co.	735,600	22,428
P.H. Glatfelter Co.	939,223	29,107
Schweitzer-Mauduit International, Inc.	245,686	11,333
		62,868
TOTAL MATERIALS		167,273
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 1.7%
Electric Utilities - 1.7%
Cleco Corp.	761,500	$ 37,207
TOTAL COMMON STOCKS (Cost $1,727,899)		2,152,089
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.06% 4/17/14 (Cost $1,405)	$ 1,405	1,405
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	76,687,440	76,687
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	26,151,240	26,151
TOTAL MONEY MARKET FUNDS (Cost $102,838)		102,838
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,832,142)		2,256,332
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(27,405)
NET ASSETS - 100%		$ 2,228,927
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 53
Fidelity Securities Lending Cash Central Fund	94
Total	$ 147
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 283,927	$ 262,784	$ 21,143	$ -
Consumer Staples	33,032	18,020	15,012	-
Energy	147,071	147,071	-	-
Financials	459,170	459,170	-	-
Health Care	207,817	207,817	-	-
Industrials	356,271	356,271	-	-
Information Technology	460,321	460,321	-	-
Materials	167,273	167,273	-	-
Utilities	37,207	37,207	-	-
U.S. Government and Government Agency Obligations	1,405	-	1,405	-
Money Market Funds	102,838	102,838	-	-
Total Investments in Securities:	$ 2,256,332	$ 2,218,772	$ 37,560	$ -
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $1,834,280,000. Net unrealized appreciation aggregated $422,052,000, of which $475,877,000 related to appreciated investment securities and $53,825,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2014